CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Solaris LLC
Revenue
Proppant system rental	$ 14,594	$ 8,296
Proppant system services	3,563	3,167
Proppant system sale		2,742
Total revenue	18,157	14,205
Operating costs and expenses
Cost of proppant system rental (excluding $3,352 and $2,000 of depreciation and amortization for the years ended December 31, 2016 and 2015, respectively, shown separately)	1,431	994
Cost of proppant system services (excluding $160 and $119 of depreciation and amortization for the years ended December 31, 2016 and 2015, respectively, shown separately)	4,916	3,847
Cost of proppant system sale		1,948
Depreciation and amortization	3,792	2,395
Salaries, benefits and payroll taxes	3,061	3,571
Selling, general and administrative (excluding $250 and $276 of depreciation and amortization for the years ended December 31, 2016 and 2015, respectively, shown separately)	2,096	2,663
Total operating costs and expenses	15,296	15,418
Operating income (loss)	2,861	(1,213)
Interest expense	(23)	(22)
Other income (expense)	8	(71)
Total other income (expense)	(15)	(93)
Income (loss) before income tax expense	2,846	(1,306)
Income tax expense	43	67
Net income attributable to Solaris	$ 2,803	$ (1,373)